Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Exor N.V.
Related Party Transaction [Line Items]
Related Party Advisory Services Agreement	$ 350	$ 500	$ 500
Exor N.V. | Real estate services
Related Party Transaction [Line Items]
Related Party Consulting Services Agreement	433	310	221
Exor N.V. | Investment advisory services
Related Party Transaction [Line Items]
Related Party Consulting Services Agreement	2,600
Related Party Advisory Services Agreement	175	259	254
Exor N.V. | Private equity funds
Related Party Transaction [Line Items]
Investment carrying value	468,000
Net realized and unrealized gain (loss) on related party investment	115,000
Exor N.V. | Other invested assets
Related Party Transaction [Line Items]
Investment carrying value		51,000
Transaction amount	51,000
Exor N.V. | Equity funds
Related Party Transaction [Line Items]
Investment carrying value	1,154,000	1,039,000
Payments to acquire investments				$ 500,000
Net realized and unrealized gain (loss) on related party investment	115,000	91,000	385,000
Almacantar | Almacantar Group S.A.
Related Party Transaction [Line Items]
Ownership percentage					36.00%
Retained earnings
Related Party Transaction [Line Items]
Dividends on common shares	$ 106,667	$ 50,000	$ 199,386